Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Foreign currency items	$ 4,556	$ 3,923	$ 1,976
Current-period change, Foreign currency items	(1,202)	633	1,947
Ending balance, Foreign currency items	3,354	4,556	3,923
Beginning balance, Defined benefit pension plans	(461)	(258)	79
Current-period change, Defined benefit pension plans	(388)	(203)	(337)
Ending balance, Defined benefit pension plans	(849)	(461)	(258)
Beginning balance, Accumulated other comprehensive income (loss)	4,095	3,665	2,055
Current-period change, Accumulated other comprehensive income (loss)	(1,590)	430	1,610
Ending balance, Accumulated other comprehensive income (loss)	$ 2,505	$ 4,095	$ 3,665